Other Investment (Tables)	12 Months Ended
Sep. 30, 2015
Other Investments [Abstract]
Minimum Payments Receivable for Direct Financing Leases
Minimum future lease payments receivable under direct financing leases over the next five fiscal years and thereafter are as follows:

Minimum Payments Receivable for Direct Financing Leases
(In millions)
2016	$3.7
2017	2.8
2018	2.8
2019	2.7
2020	2.6
Thereafter	28.3
Total	$42.9

Location of Investments
The income statement location of the investments discussed in this footnote for the fiscal year September 30, 2015, 2014 and 2013 are as follows:
WGL Holdings, Inc.
Income Statement Location of Other Investments

(In millions)	VIEs	Non-VIEs	Total
Fiscal Year Ended September 30, 2015
Equity in earnings of unconsolidated affiliates	$2.9	$2.6	$5.5
Depreciation and amortization	0.3	—	$0.3
Other income (expenses) - net	3.2	(5.6)	$(2.4)
Net income	$5.8	$(3.0)	$2.8
Fiscal Year Ended September 30, 2014
Equity in earnings of unconsolidated affiliates	$2.2	$1.0	$3.2
Depreciation and amortization	0.2	—	$0.2
Other income - net	2.6	—	$2.6
Net income	$4.6	$1.0	$5.6
Fiscal Year Ended September 30, 2013
Equity in earnings of unconsolidated affiliates	$1.0	$0.5	$1.5
Depreciation and amortization	0.1	—	$0.1
Other income - net	1.4	—	$1.4
Net income	$2.3	$0.5	$2.8
The balance sheet location of the investments discussed in this footnote at September 30, 2015 and 2014 are as follows:

WGL Holdings, Inc Balance Sheet Location of Other Investments
(in millions)	VIEs	Non-VIEs		Total
As of September 30, 2015
Assets
Investments in unconsolidated affiliates	$94.0	$42.9		$136.9
Investments in direct financing leases, capital leases	35.2	—		$35.2
Accounts receivable	2.0	4.2	(a)	$6.2
Total assets	$131.2	$47.1		$178.3
As of September 30, 2014
Assets
Investments in unconsolidated affiliates	$72.6	$27.9		$100.5
Investments in direct financing leases, capital leases	18.2	—		$18.2
Accounts receivable	1.7	—		$1.7
Total assets	$92.5	$27.9		$120.4

(a) Represents the financing provided to another partner in Mountain Valley to fund its capital commitment. Acquired ownership interest represents the collateral for repayment of the financing.